Summary of Significant Accounting Policies - Product warranties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product warranties
Balance at beginning of the year	¥ 419,311	¥ 178,075	¥ 15,715
Provision for warranty	501,933	415,244	214,793
Consumption	(197,297)	(174,008)	(52,433)
Balance at end of the year	¥ 723,947	¥ 419,311	¥ 178,075